SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 101,619	$ 202,058	$ 816,533	$ 873,740	$ 1,076,861	$ 1,123,072	$ 1,217,459
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			668,340	672,178	876,268	909,323	1,008,834
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 148,193	$ 201,562	$ 200,593	$ 213,749	$ 208,625